Income taxes	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Income taxes
21. Income taxes
Income tax expense has been allocated as follows:

	Year ended March 31,
	2018		2019		2020
Income tax expense as per the consolidated statement of income	₹	22,390	₹	25,242	₹	24,799
Income tax included in other comprehensive income on:
Unrealized losses on investment securities		(644)		(65)		(230)
Gains/(losses) on cash flow hedging derivatives		(1,448)		633		(1,165)
Defined benefit plan actuarial gains/(losses)		255		47		(196)

	₹	20,553	₹	25,857	₹	23,208

Income tax expense consists of the following:

	Year ended March 31,
	2018		2019		2020
Current taxes
Domestic	₹	18,500	₹	17,987	₹	18,437
Foreign		7,834		5,663		5,887

		26,334		23,650		24,324
Deferred taxes
Domestic		3		(180)		1,624
Foreign		(3,947)		1,772		(1,149)

		(3,944)		1,592		475

	₹	22,390	₹	25,242	₹	24,799

The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2018		2019		2020
Profit before taxes	₹	102,474	₹	115,415	₹	122,512
Enacted income tax rate in India		34.61%		34.94%		34.94%

Computed expected tax expense		35,466		40,326		42, 806
Effect of:
Income exempt from tax		(12,878)		(18,469)		(12,930)
Basis differences that will reverse during a tax holiday period		167		(796)		480
Income taxed at higher/ (lower) rates		(111)		(1,002)		(3,122)
Reversal of deferred tax for past years due to rate reduction *		(1,563)		—		—
Taxes related to prior years		(380)		(2,267)		(116)
Changes in unrecognized deferred tax assets		239		3,972		(3,898)
Expenses disallowed for tax purpose		1,431		3,503		1,785
Others, net		19		(25)		(2 06)

Income tax expense	₹	22,390	₹	25,242	₹	24,799

Effective income tax rate		21.85%		21.87%		20.24%

*
The “Tax Cuts and Jobs Act,” was signed into law on December 22, 2017 (‘US tax reforms’) which among other things, makes significant changes to the rules applicable to the taxation of corporations, such as changing the corporate tax rate from 35% to 21% rate effective January 1, 2018. For the year ended March 2018, the Company took a positive impact of
₹
1,563 on account of
re-statement
of deferred tax items pursuant to US tax reforms.

The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2019		2020
Carry forward losses *	₹	3,149	₹	2,044
Trade payables, accrued expenses and other liabilities		3,713		4,994
Allowances for lifetime expected credit loss		4,521		3,921
Minimum alternate tax		—		3,425
Cash flow hedges		—		561
Others		318		—

		11,701		14,945

Property, plant and equipment		(1,840)		(686)
Amortizable goodwill		(1,899)		(2,166)
Intangible assets		(2,295)		(1,541)
Interest income and fair value movement of investments		(1,455)		(626)
Cash flow hedges		(604)		—
Contract liabilities		(289)		(11)
SEZ Re-investment Reserve		(1,132)		(6,614)
Others		—		(121)

		(9,514)		(11,765)

Net deferred tax assets	₹	2,187	₹	3,180
Amounts presented in consolidated statement of financial position:
Deferred tax assets	₹	5,604	₹	6,005
Deferred tax liabilities	₹	(3,417)	₹	(2,825)

* Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.

Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2018	As at April 1, 2017		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income *		On account of business combination		Assets held for sale		As at March 31, 2018
Carry forward losses	₹	5,513	₹	133	₹	48	₹	—	₹	—	₹	5,694
Trade payables, accrued expenses and other liabilities		3,151		243		(246)		—		(41)		3,107
Allowances for lifetime expected credit loss		2,955		1,564		2		—		(22)		4,499
Minimum alternate tax		1,520		(1,446)		—		—		—		74
Property, plant and equipment		(4,153)		912		(75)		—		1,150		(2,166)
Amortizable goodwill		(4,057)		1,522		(53)		—		778		(1,810)
Intangible assets		(4,511)		1,546		(112)		(113)		—		(3,190)
Interest income and fair value movement of investments		(2,245)		(112)		645		—		—		(1,712)
Cash flow hedges		(1,419)		—		1,448		—		—		29
Contract liabilities		(183)		(35)		(9)		—		(46)		(273)
Others		(87)		(383)		(75)		—		142		(403)

Total	₹	(3,516)	₹	3,944	₹	1,573	₹	(113)	₹	1,961	₹	3,849

Movement during the year ended March 31, 2019	As at April 1, 2018		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income *		Others (Note 36)		As at March 31, 2019
Carry forward losses	₹	5,694	₹	(2,879)	₹	334	₹	—	₹	3,149
Trade payables, accrued expenses and other liabilities		3,107		295		(22)		333		3,713
Allowances for lifetime expected credit loss		4,499		9		2		11		4,521
Minimum alternate tax		74		(74)		—		—		—
Property, plant and equipment		(2,166)		219		(94)		201		(1,840)
Amortizable goodwill		(1,810)		16		(105)		—		(1,899)
Intangible assets		(3,190)		1,076		(181)		—		(2,295)
Interest income and fair value movement of investments		(1,712)		186		71		—		(1,455)
Cash flow hedges		29		—		(633)		—		(604)
Contract liabilities		(273)		(1)		(15)		—		(289)
SEZ Re-investment Reserve		—		(1,132)		—		—		(1,132)
Others		(403)		693		27		1		318

Total	₹	3,849	₹	(1,592)	₹	(616)	₹	546	₹	2,187

Movement during the year ended March 31, 2020	As at April 1, 2019		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income *		On account of business combination		As at March 31, 2020
Carry forward losses	₹	3,149	₹	(1,287)	₹	182	₹	—	₹	2,044
Trade payables, accrued expenses and other liabilities		3,713		1,033		248		—		4,994
Allowances for lifetime expected credit loss		4,521		(591)		(9)		—		3,921
Minimum alternate tax		—		3,425		—		—		3,425
Property, plant and equipment		(1,840)		1,150		4		—		(686)
Amortizable goodwill		(1,899)		(92)		(175)		—		(2,166)
Intangible assets		(2,295)		1,021		(90)		(177)		(1,541)
Interest income and fair value movement of investments		(1,455)		599		230		—		(626)
Cash flow hedges		(604)		—		1,165		—		561
Contract liabilities		(289)		285		(7)		—		(11)
SEZ Re-investment Reserve		(1,132)		(5,482)		—		—		(6,614)
Others		318		(536)		97		—		(121)

Total	₹	2,187	₹	(475)	₹	1,645	₹	(177)	₹	3,180

*	Includes impact of foreign currency translation.
Deferred taxes on unrealized foreign exchange gain / loss relating to cash flow hedges, fair value movements in investments and actuarial gains/losses on defined benefit plans are recognized in other comprehensive income. Deferred tax liability on the intangible assets identified and carry forward losses on acquisitions is recorded by an adjustment to goodwill. Other than these, the change in deferred tax assets and liabilities is primarily recorded in the consolidated statement of income.
In assessing the realizability of deferred tax assets, the Company considers the extent to which it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable profits during the periods in which those temporary differences and tax loss carry-forwards become deductible. The Company considers the expected reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on this, the Company believes that it is probable that the Company will realize the benefits of these deductible differences. The amount of deferred tax asset considered realizable, however, could be reduced in the near term if the estimates of future taxable income during the carry-forward period are reduced.
Deferred tax asset amounting to
₹
6,769 and
₹
8,124 as at March 31, 2019 and 2020, respectively in respect of unused tax losses have not been recognized by the Company. The tax loss carry-forwards of
₹
24,355 and
₹
29,736 as at March 31, 2019 and 2020, respectively, relates to certain subsidiaries on which deferred tax asset has not been recognized by the Company, because there is a lack of reasonable certainty that these subsidiaries may generate future taxable profits. Approximately,
₹
8,191, and
₹
14,429 as at March 31, 2019 and 2020, respectively, of these tax loss carry-forwards is not currently subject to expiration dates. The remaining tax loss carry-forwards of approximately
₹
16,164 and
₹
15,307 as at March 31, 2019 and 2020, respectively, expires in various years through fiscal 2038.
The Company has recognized deferred tax assets of
₹
3,149 and
₹
2,044 primarily in respect of carry forward losses of its various subsidiaries as at March 31, 2019 and 2020, respectively. Management’s projections of future taxable income and tax planning strategies support the assumption that it is probable that sufficient taxable income will be available to utilize these deferred tax assets.

The Company has calculated its tax liability for current domestic taxes after considering MAT. The excess tax paid under MAT provisions over and above normal tax liability can be carried forward and set-off
against future tax liabilities computed under normal tax provisions. The Company was required to pay MAT and accordingly, a deferred tax asset of Nil and
₹
3,425 has been recognized in the statement of consolidated financial position as at March 31, 2019 and 2020, respectively.
A substantial portion of the profits of the Company’s India operations are exempt from Indian income taxes being profits attributable to export operations and profits from units established under the Special Economic Zone Act, 2005 scheme. Units designated in special economic zones providing service on or after April 1, 2005 will be eligible for a deduction of 100 percent of profits or gains derived from the export of services for the first five years from commencement of provision of services and 50 percent of such profits and gains for a further five years. Certain tax benefits are also available for a further five years subject to the unit meeting defined conditions. Profits from certain other undertakings are also eligible for preferential tax treatment. The tax holiday period being currently available to the Company expires in various years through fiscal
2033-34.
The expiration period of tax holiday for each unit within a SEZ is determined based on the number of years that have lapsed following year of commencement of production by that unit. The impact of tax holidays has resulted in a decrease of current tax expense of
₹
11,635,
₹
15,390 and
₹
11,963 for the years ended March 31, 2018, 2019 and 2020, respectively, compared to the effective tax amounts that we estimate the Company would have been required to pay if these incentives had not been available. The per share effect of these tax incentives for the years ended March 31, 2018, 2019 and 2020 was
₹
1.84,
₹
2.56, and
₹
2.05, respectively.
Deferred income tax liabilities are recognized for all taxable temporary differences except in respect of taxable temporary differences associated with investments in subsidiaries where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future. Accordingly, deferred income tax liabilities on cumulative earnings of subsidiaries amounting to
₹
52,488 and
₹
56,391 as at March 31, 2019 and 2020, respectively and branch profit tax @ 15% of the US branch profit have not been recognized. Further, it is not practicable to estimate the amount of the unrecognized deferred tax liabilities for these undistributed earnings
.